Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
1
2
. Income taxes

The components of loss before income taxes are as follows for the years ended December 31:

(in thousands)	201 5	201 4	201 3
Domestic (United Kingdom)	$1,400	$(158)	$4,915
Foreign (United States)	(25,732)	(21,862)	(13,487)
Loss before income taxes	$(24,332)	$(22,020)	$(8,572)

The components for the income tax expense (benefit) are as follows for the years ended December 31:

(in thousands)	201 5	201 4	20 13
Current:
Federal	$—	$—	$—
U.K.	—	—	—
Japan	116	119	47
State	30	35	45
Total current provision	146	154	92
Deferred:
Federal	—	—	—
U.K.	—	—	—
State	—	—	—
Total deferred benefit	—	—	—
	146	154	92

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The Company’s effective income tax rate differs from the statutory domestic (United Kingdom) income tax rate as follows for the years ended December 31:

	201 5		201 4		201 3
Income tax rate	20.3%		21.5%		23.3%
U.K. research and development credit	1.3		1.7		—
Other	(1.1)		(1.2)		(0.6)
Effect of foreign tax rate differential	10.7		17.9		16.9
Valuation allowance	(31.7)		(40.6)		(40.6)
Effective income tax rate	(0.5	) %	(0.7	) %	(1.0	) %

The Company is headquartered in the United Kingdom and the effective U.K. corporate tax rate for the years ended December 31, 2015, 2014 and 2013 was 20.3%, 21.5% and 23.3%, respectively. The U.S. federal corporate tax rate was 34% for the years ended December 31, 2015, 2014 and 2013. We are subject to taxation in the U.S. and various state, local and foreign jurisdictions. The Company remains subject to examination by various tax authorities for tax years 2012 through 2015
. With a few exceptions, the Company is no longer subject to examinations by tax authorities for the tax years 2011 and prior. However, net operating losses from the tax years 2011 and prior would be subject to examination if and when used in a future tax return to offset taxable income. The Company’s policy is to recognize income tax related penalties and interest, if any, in its provision for income taxes and, to the extent applicable, in the corresponding income tax assets and liabilities, including any amounts for uncertain tax positions.

The United Kingdom’s Summer Finance Bill, which was enacted on November 18, 2015, contained reductions in corporation tax to 19% from April 1, 2017 and 18% from April 1, 2020.  The Company has adopted an 18% tax rate in respect of the deferred tax disclosures, reflecting the anticipated timing of the unwinding of the deferred tax balances.

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows for the years ended December 31:

(in thousands)	201 5	201 4

Deferred tax assets:
Long term deferred tax assets:
U.S. federal net operating losses	$32,095	$24,136
State net operating loss (net of federal)	4,021	3,001
U.S. federal research and development credit	155	110
U.K. net operating loss	5,217	7,800
Share options	1,251	567
Accrued liabilities	177	97
Other	160	78
Total deferred tax assets	43,076	35,789
Valuation allowance	(43,076)	(35,361)
Total deferred tax assets	$—	$428

Deferred tax liabilities:
Long term deferred tax liabilities:
Other assets	$—	$(428)
Cumulative translation adjustment	—	—
Total deferred tax liabilities	$—	$(428)

For the years ended December 31, 2015 and 2014, the Company had net operating losses, or NOLs, in the United Kingdom of $29.0 million and $39.0 million, respectively. U.S. federal net operating loss carry forwards for the years ended December 31, 2015 and 2014 were $95.5 million and $71.9 million, respectively. U.S. State net operating loss carryforwards for the years ended December 31, 2015 and 2014 were $85.8 million and $63.6 million, respectively. The federal and state NOLs include approximately $1.1 million of deductions related to the exercise of stock options subsequent to the adoption of ASC 718, “Stock Compensation.” This amount represents an excess tax benefit as defined under ASC 718 and has not been included in the gross deferred tax asset reflected for NOLs.

The U.S. federal and state net operating loss carryforwards begin to expire in 2027 and 2017, respectively and the U.K. NOLs can be carried forward indefinitely.

For financial reporting purposes, a valuation allowance has been recognized to offset the deferred tax assets related to the carryforwards. The utilization of the loss carryforwards to reduce future income taxes will depend on the Company’s ability to generate sufficient taxable income prior to the expiration of the loss carryforwards. To date the Company has incurred significant operating losses. In addition, the maximum annual use of net operating losses and research credit carryforwards is limited in certain situations where changes occur in share ownership.

The Company has elected to early adopt and prospectively apply the rules of ASU 2015-17 to its statement of financial position. The reason for this change in accounting principal is to allow the Company to benefit from the simplified presentation of deferred income taxes and to conform to the FASB’s initiative to improve generally accepted accounting principles for which costs and complexity can be reduced.

Financial statement users are to be made aware that the prior period statement of financial position has not been retrospectively adjusted for the Company’s early adoption of ASU 2015-17.

The following table reflects the rollforward of the Company’s valuation allowance:

(in thousands)	201 5	201 4	2013
Beginning of year (January 1)	$35,361	$26,413	$22,929
Increase in valuation allowance	7,715	8,948	3,484
End of year (December 31)	$43,076	$35,361	$26,413

The Company reviewed its historical tax filings and tax positions and has determined no material uncertain tax positions exist at December 31, 2015 and 2014. The Company continues to monitor its tax filings and positions.

The Company generates research and development credits in the United Kingdom which are refundable if a current year loss is incurred. In the United Kingdom for the year ended December 31, 2015, no amounts were reimbursed for research and development tax credits.